Shareholders' Equity and Other Equity Instruments - Summary of Dividend Per Share (Detail) - € / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Disclosure of dividend per common share [line items]
Dividend per share			€ 0.4
Interim Dividend 2026 [Member]
Disclosure of dividend per common share [line items]
Dividend per share	[1]	€ 0.21
Interim Dividend 2025 [Member]
Disclosure of dividend per common share [line items]
Dividend per share			0.19
Final Dividend 2025 [Member]
Disclosure of dividend per common share [line items]
Dividend per share	[2]		€ 0.21

[1]	Proposed.
[2]	Approved by AGM on June 10, 2026.